Shareholders' Equity - Employee Equity Awards, Restricted Stock Units (Detail) - Restricted Stock Units RSUs [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Beginning of year, Number	434,054
Awarded, Number	429,604
Re-designated - net, Number	(2,215)
Vested, Number	(151,792)
Forfeited, Number	(43,158)
End of year, Number	666,493	434,054
Beginning of year, Weighted average grant date fair value	$ 12.49
Awarded, Weighted average grant date fair value	18.59	$ 15.56	$ 11.95
Vested, Weighted average grant date fair value	10.92
Forfeited, Weighted average grant date fair value	12.22
End of year, Weighted average grant date fair value	$ 16.72	$ 12.49